Cover	Oct. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 10, 2022
Entity File Number	333-207488
Entity Registrant Name	MAKAMER HOLDINGS, INC.
Entity Central Index Key	0001632081
Entity Tax Identification Number	46-5705488
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2934 N. Beverly Glen Circle
Entity Address, Address Line Two	Suite #338
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90077
City Area Code	310
Local Phone Number	692-4121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false